Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Payables and Accrued Liabilities

14. Payables and Accrued Liabilities

Payables and accrued liabilities consist of the following (in thousands):

	June 30, 2014	December 31, 2013
Servicing rights and related advance purchases payable(1)	$131,214	$12,741
Accounts payable and accrued liabilities	82,434	55,174
Payables to insurance carriers	79,551	69,489
Employee-related liabilities	67,015	90,788
Curtailment liability	60,362	53,905
Originations liability	55,216	50,042
Derivative instruments	28,474	5,882
Uncertain tax positions	21,034	20,550
Acquisition related escrow funds payable to sellers	15,942	19,620
Accrued interest payable	15,573	18,416
Servicing transfer payables	6,741	14,167
Insurance premium cancellation reserve	6,589	7,135
Collateral payable on derivative instruments	1,587	19,148
Contingent earn-out payments	—	5,900
Other	50,550	51,182

Total payables and accrued liabilities	$622,282	$494,139

(1)	The increase is related primarily to the acquisition of MSRs from EverBank and an affiliate of a national bank for which the Company obtained GSE investor approval for transfer of servicing during the six months ended June 30, 2014.

16.	Payables and Accrued Liabilities

Payables and accrued liabilities consist of the following (in thousands):

	December 31,
	2013	2012
Employee-related liabilities	$90,788	$37,124
Payables to insurance carriers	69,489	51,377
Accounts payable and accrued liabilities	55,174	33,130
Curtailment liability	53,905	—
Originations liability	50,042	675
Uncertain tax positions	20,550	26,301
Acquisition related escrow funds payable to sellers	19,620	14,000
Collateral payable on derivative instruments	19,148	—
Accrued interest payable	18,416	10,764
Servicing rights and related advances purchases payable	12,741	21,011
Servicing transfer payables	14,167	11,275
Mandatory repurchase obligation	8,182	9,999
Insurance premium cancellation reserve	7,135	4,769
Professional fees liability related to certain securitizations	6,607	8,147
Contingent earn-out payments	5,900	6,100
Derivative instruments	5,882	1,102
Other	36,393	24,836

Total payables and accrued liabilities	$494,139	$260,610